Cover	Jul. 28, 2021	Jun. 30, 2021	Mar. 03, 2021
Cover [Abstract]
Document Type		8-K
Entity Registrant Name		Conformis, Inc.
Document Period End Date	Jul. 28, 2021
Entity Incorporation, State or Country Code		DE
Entity File Number		001-37474
Entity Tax Identification Number		56-2463152
Entity Address, Address Line One		600 Technology Park Drive
Entity Address, State or Province		MA
Entity Address, City or Town		Billerica
Entity Address, Postal Zip Code		01821
City Area Code			781
Local Phone Number			345-9001
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.00001 par value per share
Trading Symbol		CFMS
Entity Emerging Growth Company		false
Entity Central Index Key		0001305773
Amendment Flag		false
Document Information [Line Items]
Document Period End Date	Jul. 28, 2021